Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 54,104	$ 27,556
Accounts receivable, net	9,374	13,000
Inventories	126,264	46,910
Deposits, prepayment, other receivables and deferred IPO cost, net	517,429	70,285
Loan to A SPAC I	140,000
Total current assets	1,201,456	2,398,623
Non-current assets
Plant and equipment, net	162,157	122,673
Right-of-use assets, net	283,847	383,670
Total non-current assets	446,004	506,343
TOTAL ASSETS	1,647,460	2,904,966
Current liabilities
Accounts payable	172,626	104,651
Accrued liabilities and other payables	241,613	289,777
Contract liabilities	7,937	1,360,168
Operating lease liabilities, current	207,128	184,651
Finance lease liabilities, current	6,446	18,758
Taxes payable	486,706	486,872
Total current liabilities	1,122,456	2,555,650
Non-current liabilities
Operating lease liabilities, non-current	118,979	242,187
Finance lease liabilities, non-current		6,446
Total non-current liabilities	118,979	248,633
Total liabilities	1,241,435	2,804,283
Shareholders’ equity
Ordinary shares, $0.01 par value, 5,000,000 shares authorized; 698,123 and 601,830 shares issued and outstanding as of December 31, 2023 and 2022, respectively	6,981	6,018
Subscription receivable	(2,967,100)	(319,872)
Additional paid-in capital	4,324,834	1,458,941
Accumulated deficit	(461,351)	(591,544)
Accumulated other comprehensive (loss) income	(7,288)	9,570
Equity attributable to the shareholders of the Company	896,076	563,113
Non-controlling interests	(490,051)	(462,430)
Total shareholders’ equity	406,025	100,683
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,647,460	2,904,966
Shareholders
Current assets
Due from shareholders	354,285	2,240,872
Related party
Current liabilities
Due to a related party		$ 110,773